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[Janus Letterhead]

July 30, 2010

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re: JANUS INVESTMENT FUND (the "Registrant")
    1933 Act File No. 002-34393
    1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 132 and Amendment No. 115 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to make certain non-material changes and update financial information.

The prospectuses and statement of additional information ("SAI") included in the Amendment are marked against Post-Effective Amendment 131 filed on May 14, 2010.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on July 30, 2010, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.

Sincerely,


/s/ Robin Nesbitt

Robin Nesbitt
Legal Counsel

Enclosures (via EDGAR only)

cc: Stephanie Grauerholz-Lofton, Esq.
    Larry Greene, Esq.
    Donna Brungardt